VANECK DIGITAL ASSETS MINING ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 4.7%
Iris Energy Ltd. (USD) *	21,983	$27,478
Bermuda: 6.7%
Hive Blockchain Technologies Ltd. (USD) * †	27,325	39,348
Canada: 11.8%
Bitfarms Ltd. (USD) * †	63,505	27,942
Hut 8 Mining Corp. (USD) * †	48,936	41,596
		69,538
China: 10.4%
BC Technology Group Ltd. (HKD) *	36,500	14,686
Canaan, Inc. (ADR) * †	22,791	46,950
		61,636
Germany: 4.7%
Northern Data AG *	4,359	28,038
Hong Kong: 1.9%
Huobi Technology Holdings Ltd. *	32,500	11,052
United States: 59.8%
Applied Blockchain, Inc. *	19,373	35,646
Bakkt Holdings, Inc. *	8,526	10,146
Bit Digital, Inc. * †	42,420	25,452
Block, Inc. *	508	31,923
Cipher Mining, Inc. *	39,862	22,323
Cleanspark, Inc. * †	26,971	55,021
Coinbase Global, Inc. *	751	26,578
Galaxy Digital Holdings Ltd. (CAD) * †	5,164	14,749
Marathon Digital Holdings, Inc. *	11,429	39,087
Riot Blockchain, Inc. * †	15,376	52,125
Silvergate Capital Corp. *	810	14,094
Terawulf, Inc. * †	38,258	25,464
		352,608
Total Common Stocks (Cost: $1,908,907)		589,698

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 21.2%
Money Market Fund: 21.2% (Cost: $125,030)
State Street Navigator Securities Lending Government Money Market Portfolio	125,030	125,030
Total Investments: 121.2% (Cost: $2,033,937)		714,728
Liabilities in excess of other assets: (21.2)%		(125,178)
NET ASSETS: 100.0%		$589,550

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VANECK DIGITAL ASSETS MINING ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $160,716.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	86.4%	$509,444
Financials	13.6	80,254
	100.0%	$589,698
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